DEBT INSTRUMENTS IN ISSUE - (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)
Bonds Issued
Debt instruments issued		$ 19,126,593			$ 19,921,515
Borrowings, interest rate	1.75%	1.75%		4.25%	4.25%
Bancolombia S.A. | Minimum
Bonds Issued
Borrowings, interest rate	3.37%	3.37%		5.86%	5.86%
Bancolombia S.A. | Maximum
Bonds Issued
Borrowings, interest rate	10.77%	10.77%		10.27%	10.27%
Bancolombia S.A. | Minimum
Bonds Issued
Borrowings, interest rate	0.25%	0.25%		2.15%	2.15%
Bancolombia S.A. | Maximum
Bonds Issued
Borrowings, interest rate	5.19%	5.19%		6.22%	6.22%
Banistmo S.A. y filiales
Bonds Issued
Notional amount			$ 400
Banistmo S.A. y filiales | Minimum
Bonds Issued
Borrowings, interest rate	0.50%	0.50%		2.65%	2.65%
Banistmo S.A. y filiales | Maximum
Bonds Issued
Borrowings, interest rate	5.00%	5.00%		5.00%	5.00%
Banco Agrcola S.A. | Minimum
Bonds Issued
Borrowings, interest rate	5.58%	5.58%		5.27%	5.27%
Banco Agrcola S.A. | Maximum
Bonds Issued
Borrowings, interest rate	6.41%	6.41%		7.17%	7.17%
Bancolombia Panama S.A. | Minimum
Bonds Issued
Borrowings, interest rate	0.40%	0.40%		2.25%	2.25%
Bancolombia Panama S.A. | Maximum
Bonds Issued
Borrowings, interest rate	3.75%	3.75%		3.70%	3.70%
Bancolombia Puerto Rico International Inc | Minimum
Bonds Issued
Borrowings, interest rate	2.30%	2.30%		2.65%	2.65%
Bancolombia Puerto Rico International Inc | Maximum
Bonds Issued
Borrowings, interest rate	2.65%	2.65%		2.95%	2.95%
Grupo Agromercantil Holding S.A. | Minimum
Bonds Issued
Borrowings, interest rate	0.25%	0.25%		0.25%	0.25%
Grupo Agromercantil Holding S.A. | Maximum
Bonds Issued
Borrowings, interest rate	7.25%	7.25%		7.25%	7.25%
Country of domicile | Bancolombia S.A.
Bonds Issued
Notional amount		$ 4,125,500			$ 4,571,386
Debt instruments issued		$ 4,159,065			$ 4,614,044
Foreign countries | Bancolombia S.A.
Bonds Issued
Notional amount	$ 2,956,491			$ 3,311,481
Debt instruments issued	9,749,569			10,668,375
Foreign countries | Banistmo S.A. y filiales
Bonds Issued
Notional amount	1,158,763			749,363
Debt instruments issued	4,003,076			2,473,666
Foreign countries | Banco Agrcola S.A.
Bonds Issued
Notional amount	212,000			514,000
Debt instruments issued	727,116			1,676,517
Foreign countries | Bancolombia Panama S.A.
Bonds Issued
Notional amount	121,399			140,351
Debt instruments issued	426,689			467,837
Foreign countries | Bancolombia Puerto Rico International Inc
Bonds Issued
Notional amount	16,595			5,471
Debt instruments issued	57,955			18,076
Foreign countries | Grupo Agromercantil Holding S.A.
Bonds Issued
Notional amount	910			915
Debt instruments issued	$ 3,123			$ 3,000